FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible to the reporting entity at the measurement date for identical assets and liabilities.

Level 2 – Valuations based on inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs might include the following:

•quoted prices for similar assets and liabilities in active markets;
•quoted prices for identical or similar assets or liabilities in markets that are not active;
•inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates, volatilities, prepayment speeds, credit risks, etc.); or
•inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 – Valuations based on unobservable inputs for the asset or liability (i.e., supported by little or no market activity). Level 3 inputs include management’s own assumption about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

The level in the fair value hierarchy within which the fair value measurement is classified is determined based on the lowest level input that is significant to the fair value measure in its entirety. There were no transfers between any levels of the fair value hierarchy during the years ended December 31, 2025 or 2024.

Following is a description of the valuation techniques and inputs used for each major class of assets measured at fair value by the Plan.

Southside Bancshares, Inc. Common Stock: Fair value measurement of common stock is based upon the closing price reported on the active market on which the individual securities are traded and is classified in Level 1 of the fair value hierarchy.

Mutual Funds and Money Market Funds: Mutual fund and Money Market fund net asset values (“NAVs”) are quoted in an active market and are classified in Level 1 of the fair value hierarchy.

Pooled Separate Accounts: Investments in pooled separate accounts are valued at the fair value per share (unit) based upon the number of shares held by the Plan at year end as reported by the fund managers and are classified in Level 1 in the fair value hierarchy. The Plan considers the fair value per share (unit) to be a readily determinable fair value which is disclosed and used as the basis for current transactions.

Collective Investment Trusts: Investments in collective investment trusts are valued at the fair value per share (unit) as determined by using estimated fair value of the underlying assets held in the fund as reported by the investment manager of the trust and are classified as Level 1 in the fair value hierarchy. The Plan considers the fair value per share (unit) to be a readily determinable fair value which is disclosed and used as the basis for current transactions.

Investments measured at fair value on a recurring basis which are held directly by the Plan are summarized below:

December 31, 2025	Level 1	Level 2	Level 3	Total
Investments at fair value:
Mutual Funds	$13,922,485	$—	$—	$13,922,485
Southside Bancshares, Inc. Common Stock	3,488,490	—	—	3,488,490
Collective Investment Trusts	52,073,092	—	—	52,073,092
Pooled Separate Accounts	7,862,671	—	—	7,862,671
Total investments at fair value	$77,346,738	$—	$—	$77,346,738

December 31, 2024	Level 1	Level 2	Level 3	Total
Investments at fair value:
Mutual Funds	$12,699,152	$—	$—	$12,699,152
Southside Bancshares, Inc. Common Stock	3,494,096	—	—	3,494,096
Collective Investment Trusts	42,446,588	—	—	42,446,588
Pooled Separate Accounts	7,044,078	—	—	7,044,078
Total investments at fair value	$65,683,914	$—	$—	$65,683,914